Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 6,971	$ 991
Accounts receivable, net of allowance of $43 and $40	1,877	1,362
Inventory	1,929	1,349
Prepaid expenses and other current assets	175	245
Total current assets	10,952	3,947
Fixed assets, net of accumulated depreciation of $470 and $489	176	88
Other assets	33	33
Right of use lease asset	41
Total assets	11,202	4,068
Current liabilities:
Accounts payable	999	1,058
Line of credit		428
Accrued expenses	732	614
Lease liability	44
Taxes payable	4
Total current liabilities	1,779	2,100
Convertible subordinated notes payable, net	1,552	2,528
Accrued interest expense	157	135
Deferred rent		8
Shareholders' equity (deficit):
Common stock, no par value: Authorized — 100,000,000; issued and outstanding shares — 60,708,225 shares and 41,464,373 shares, respectively	61,916	53,822
Additional paid-in capital	11,527	9,389
Accumulated other comprehensive income	329	296
Accumulated deficit	(66,058)	(64,210)
Total shareholders' equity (deficit)	7,714	(703)
Total liabilities and shareholders' equity	$ 11,202	$ 4,068